Discontinued Operations (Details) - Schedule of Results of Discontinued Operations - Discontinued Operations [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Revenues:
Revenues parties	¥ 3,028	$ 418	¥ 5,213
Cost of revenues	(1,292)	(178)	(1,832)
Gross Profit	1,736	240	3,381
Operating expenses:
Selling and marketing expenses	(3,872)	(534)	(4,894)
General and administrative expenses	(8,593)	(1,185)	(15,629)
Research and development expenses	(3,438)	(474)	(4,330)
Impairment of intangible assets			(7,911)
Impairment of goodwill			(12,758)
Loss from operations	(14,167)	(1,953)	(42,141)
Non-operating income and expenses:
Interest expense, net	(81)	(11)	(161)
Foreign exchange gain, net	9	1	7
Share of net loss in equity method investments	(88)	(12)	(87)
Other income, net	3,106	428	472
Loss from operations for discontinued operations	(11,221)	(1,547)	(41,910)
Loss from disposal of a subsidiary	(16,724)	(2,307)
Loss from discontinued operations before income taxes	(27,945)	(3,854)	(41,910)
Income tax benefit			2,130
Net Loss from discontinued operations	(27,945)	(3,854)	(39,780)
Revenues-Third Parties
Revenues:
Revenues parties	2,818	389	3,972
Revenues-Related Parties
Revenues:
Revenues parties	¥ 210	$ 29	¥ 1,241